Net Finance Costs - Summary of Net Finance Costs (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Jun. 30, 2021 USD ($) Programs	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Net Finance Costs [Line Items]
Interest capitalised	2.83%	4.14%	4.96%
Tax relief for capitalised interest	$ 74	$ 92	$ 74
Repayments of hybrid debt instruments	$ 8,395	$ 2,047	$ 2,604
Number of repurchase programs | Programs	2
Hybrid Debt Repurchase Program [Member]
Net Finance Costs [Line Items]
Repayments of hybrid debt instruments	$ 3,402